Other payables and accrued liabilities	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 8 — Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Salary payables	1,499,322	887,080	122,766
Other payables and accrued expenses	3,677,620	19,480,679	2,695,989
Estimated liability	346,973	-	-
Loan-Short term	-	8,500,000	1,176,340
Total other payables and accrued liabilities	5,523,915	28,867,759	3,995,095

The nature of other accounts payable of the Company, after transferring the equity of Feda, includes the outstanding balance of internal borrowings between the Company and its subsidiary, Wisdom. The total outstanding balance amounts to 2.6 million US dollars.

Out of the Company's total short-term loan of 8.5 million RMB, Tapuyu, a subsidiary, has an end-of-period balance of 5 million, while Weimu, another subsidiary, has an end-of-period balance of 3.5 million RMB. Tapuyu has signed a loan agreement with the Bank of China, Guangzhou Zhihui City Branch, classified as a revolving credit loan for working capital, with a total credit line of 10 million RMB, of which 5 million has been utilized. The expiration date for the credit line usage is December 27, 2023. Weimu, on the other hand, has signed a loan agreement with the Bank of China, Shanghai Jing'an Branch, classified as a secured loan for working capital, with the enterprise's legal representative Gou Lei providing a full joint liability guarantee. The total credit line for Weimu is 3.5 million RMB, and the actual usage is 3.5 million RMB. The expiration date for the credit line usage is March 14, 2024.